Other operating expenses	12 Months Ended
Dec. 31, 2020
Other operating expenses [Abstract]
Other operating expenses

28 Other operating expenses

Other operating expenses
	2020	2019	2018
Regulatory costs	1,105	1,021	947
Audit and non-audit services	29	30	26
IT related expenses	812	759	779
Advertising and public relations	335	391	402
External advisory fees	418	416	358
Office expenses	320	325	564
Travel and accommodation expenses	68	140	179
Contributions and subscriptions	110	108	91
Postal charges	38	46	54
Depreciation of property and equipment[1]	578	551	312
Amortisation of intangible assets	251	237	209
Impairments and reversals of impairments of tangible and intangible assets	558	59	19
Addition to / (unused amounts reversed of) provision for reorganisations	149	6	4
Addition to / (unused amounts reversed of) other provisions	39	29	-13
Other	532	477	1,332
	5,341	4,598	5,262

1 Includes depreciation expenses of right-of-use assets as recognised under IFRS 16 in 2020 and 2019.

Regulatory costs

Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), The Single Resolution Fund (SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2020, are contributions to DGS of EUR 413 million (2019: EUR 362 million; 2018: EUR 364 million) mainly related to the Netherlands, Germany, Belgium, Poland, and Spain and contributions to the SRF and local resolution funds of EUR 277 million (2019: EUR 239 million; 2018: EUR 208 million).

In 2020 local bank taxes decreased by EUR 6 million from EUR 420 million in 2019 to EUR 414 million (2018: EUR 375 million). This was caused by a decrease of EUR 10 million in Romania following abolishment of its bank tax in 2020. Excluding this effect, total bank taxes increased with EUR 4 million.

Audit and non-audit services

Total audit and non-audit services include the following fees for services provided by the Group’s auditor.

Fees of Group’s auditors
	2020	2019	2018
Audit fees	25	21	19
Audit related fees	1	2	1
Total [1]	26	23	20

1 The Group’s auditors did not provide any non-audit services.

Fees as disclosed in the table above relate to the network of the Group’s auditors and are the amounts related to the respective years, i.e. on an accrual basis. The increase in audit fees 2020 follow from the re-appointment of the current auditor that also triggered a revision of the audit fees. In 2019, the increase primarily relates to audit activities for the implementation of IFRS 16, new statutory audits and new IT systems in scope.

Impairments and reversals of impairments of tangible and intangible assets

Impairments and reversals of impairments of tangible and intangible assets
	Impairment losses			Reversals of impairments			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Property and equipment	52	4	9	-9	-6	-17	43	-3	-8
Property development	2	1	15				2	1	15
Goodwill	310						310
Software and other intangible assets	202	61	12				202	61	12
	567	66	35	-9	-7	-17	558	59	19

Impairment losses on property and equipment in 2020 follow from the changes in intended use of right-of-use property due to the changes in the future way of working post-pandemic.

In 2018, impairment losses on property development mainly relate to impairments in Spain and Italy due to lower expected net realisable values.

The reversals of impairments on property and equipment in 2018 relate to impairments previously recognised in the statement of profit or loss and mainly include impairments on property in own use that were reversed following the sale of office buildings.

Goodwill impairment test performed in the second quarter of 2020 resulted in goodwill impairment losses for EUR 310 million in the CGUs Retail Belgium and Wholesale Banking.

Impairment losses on software and other intangible assets in 2020 mainly include software that was impaired for an amount of EUR 141 million following the decision to discontinue Project Maggie (previously called Model Bank). This is primarily related to capitalised software development costs. In addition, impairment losses of EUR 19 million were recognised related to purchased software and of EUR 35 million related to intangible assets in the payments and cash management business.

2019 and 2018 impairment losses on software and intangible assets relate to rescoping of IT transformation programs.

Reference is made to Note 9 ‘Property and equipment’ and Note 10 ‘Intangible assets’ .

Addition to / (unused amounts reversed of) provision for reorganisations

Included in Addition to / (unused amounts reversed of) provision for reorganisations in 2020 are increases due to refocusing of ING’s activities in Wholesale Banking and decisions on the Maggie project, as well as additional restructuring costs in Retail Benelux and Other Challengers & Growth Markets. Reference is made to Note 15 ‘Provisions’.

Addition to / (unused amounts reversed of) other provisions

Included in Addition to / (unused amounts reversed of) other provisions in 2020 are movements mainly in the litigation provision and the general provision for cybercrime in the Netherlands. Reference is made to Note 15 ‘Provisions’ and Note 45 ‘Legal proceedings’.

Other

In 2018 Other operating expenses - Other included, amongst others, the settlement with the Dutch Public Prosecution Service of EUR 775 million. The settlement related to previously disclosed investigations regarding various requirements for client on-boarding and the prevention of money laundering and corrupt practices. Reference is made to Note 45 ‘Legal proceedings’.